Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2013
Accounts payable and accrued expenses
Accounts payable and accrued expenses

11.                     Accounts payable and accrued expenses

As of December 31, accounts payable and accrued expenses consist of:

	2013	2012

Suppliers	$46,266	$27,790
Taxes payable, other than income taxes	18,118	1,781
Professional fees	12,143	971
Accrued interest	5,106	4,275
Performance and sale bonuses	2,332	2,309
Guarantee deposits and customer advances	1,880	2,395
Programming provisions	1,887	1,707
Sundry creditors	1,290	1,684

	$89,022	$42,912